CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	¥ (21,545,000)	$ (3,124,000)	¥ (43,782,000)	¥ (55,097,000)
Operating loss	(16,447,000)	(2,385,000)	(36,120,000)	(19,402,000)
Interest income/(expense), net	153,000	22,000	101,000	85,000
Other income/(expenses), net	34,011,000	4,931,000	6,793,000	(4,513,000)
Foreign exchange loss/(gain)	(19,121,000)	(2,772,000)	(6,010,000)	13,840,000
Loss from continuing operations before income taxes	(1,404,000)	(204,000)	(35,236,000)	(11,582,000)
Income tax expense	(7,080,000)	(1,027,000)	(103,000)	(6,000)
Loss from continuing operations	(8,484,000)	(1,231,000)	(35,339,000)	(11,588,000)
Net (loss)/income from discontinued operations	463,574,000	67,212,000	20,867,000	(60,919,000)
Net (loss)/income attributable to the Company's shareholders	455,090,000	65,981,000	(14,472,000)	(72,507,000)
Net (loss)/Income	460,244,000	66,729,000	(14,261,000)	(73,123,000)
Foreign currency translation adjustment	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Total other comprehensive (loss)/income net of tax	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Comprehensive loss	478,488,000	69,374,000	(16,132,000)	(85,341,000)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(6,023,000)	(874,000)	(10,952,000)	(11,802,000)
Operating loss	(6,023,000)	(874,000)	(10,952,000)	(11,802,000)
Other income/(expenses), net	2,319,000	336,000	(1,224,000)
Foreign exchange loss/(gain)	(18,810,000)	(2,727,000)	(6,110,000)	13,568,000
Share of (losses)/income from subsidiaries and consolidated VIEs	14,030,000	2,034,000	(17,053,000)	(13,354,000)
Loss from continuing operations before income taxes	(8,484,000)	(1,231,000)	(35,339,000)	(11,588,000)
Loss from continuing operations	(8,484,000)	(1,231,000)	(35,339,000)	(11,588,000)
Net (loss)/income from discontinued operations	463,574,000	67,212,000	20,867,000	(60,919,000)
Net (loss)/income attributable to the Company's shareholders	455,090,000	65,981,000	(14,472,000)	(72,507,000)
Foreign currency translation adjustment	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Total other comprehensive (loss)/income net of tax	18,244,000	2,645,000	(1,871,000)	(12,218,000)
Comprehensive loss	¥ 473,334,000	$ 68,626,000	¥ (16,343,000)	¥ (84,725,000)